AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 91.1%
Affiliated Mutual Fund — 54.8%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	193,175,414	$2,223,449,013
(cost $2,021,133,709)(wa)
Common Stocks — 7.9%
Aerospace & Defense — 0.3%
Hanwha Aerospace Co. Ltd. (South Korea)	3,787	2,994,893
Karman Holdings, Inc.*	7,929	572,474
Loar Holdings, Inc.*	10,618	849,440
Safran SA (France)	18,242	6,473,521
Woodward, Inc.	2,125	537,009
		11,427,337
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	64,158	2,310,569
Gentex Corp.	42,329	1,197,911
Modine Manufacturing Co.*(a)	7,690	1,093,210
		4,601,690
Automobiles — 0.1%
Kia Corp. (South Korea)	31,370	2,251,641
Banks — 1.3%
Al Rajhi Bank (Saudi Arabia)	125,509	3,586,447
Bank Central Asia Tbk PT (Indonesia)	5,397,500	2,471,842
BankUnited, Inc.	33,617	1,282,825
Commerce Bancshares, Inc.	21,074	1,259,382
Cullen/Frost Bankers, Inc.	10,103	1,280,757
DBS Group Holdings Ltd. (Singapore)	143,040	5,672,653
First Financial Bancorp	47,562	1,200,940
First Hawaiian, Inc.	44,715	1,110,273
First Horizon Corp.	28,799	651,145
First Interstate BancSystem, Inc. (Class A Stock)	35,010	1,115,769
HDFC Bank Ltd. (India), ADR	149,972	5,123,044
KBC Group NV (Belgium)	36,064	4,321,872
Mitsubishi UFJ Financial Group, Inc. (Japan)	345,800	5,578,231
National Bank of Greece SA (Greece)	158,136	2,302,688
NatWest Group PLC (United Kingdom)	362,246	2,558,671
Royal Bank of Canada (Canada)	34,626	5,103,460
ServisFirst Bancshares, Inc.	12,430	1,000,988
UniCredit SpA (Italy)	54,983	4,183,937
Wintrust Financial Corp.	11,771	1,558,951
WSFS Financial Corp.	20,946	1,129,618
		52,493,493
Beverages — 0.1%
Heineken NV (Netherlands)	27,449	2,149,504
Primo Brands Corp.	62,905	1,390,201
		3,539,705
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)	310,100	6,935,112
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
MercadoLibre, Inc. (Brazil)*	1,053	$2,460,798
		9,395,910
Building Products — 0.2%
AAON, Inc.(a)	12,756	1,191,921
Fortune Brands Innovations, Inc.(a)	9,788	522,581
Hayward Holdings, Inc.*	137,392	2,077,367
Janus International Group, Inc.*	113,053	1,115,833
SAL TopCo LLC*^	1,709,579	171
Simpson Manufacturing Co., Inc.	8,338	1,396,282
		6,304,155
Capital Markets — 0.5%
3i Group PLC (United Kingdom)	92,611	5,104,994
Brookfield Corp. (Canada)	29,956	2,055,399
Evercore, Inc. (Class A Stock)	4,622	1,559,093
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	88,300	5,012,840
MarketAxess Holdings, Inc.	7,599	1,324,126
Miami International Holdings, Inc.*	16,619	669,081
Moelis & Co. (Class A Stock)	8,308	592,526
Morningstar, Inc.	6,000	1,392,060
StepStone Group, Inc. (Class A Stock)	24,773	1,617,925
		19,328,044
Chemicals — 0.3%
Air Liquide SA (France)	28,239	5,883,783
Axalta Coating Systems Ltd.*	35,985	1,029,891
Balchem Corp.	8,101	1,215,636
Element Solutions, Inc.	64,452	1,622,257
Perimeter Solutions, Inc.*	39,506	884,539
Quaker Chemical Corp.(a)	9,374	1,235,024
		11,871,130
Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*	17,263	1,637,913
Driven Brands Holdings, Inc.*	61,899	997,193
MSA Safety, Inc.	13,412	2,307,803
		4,942,909
Communications Equipment — 0.0%
Digi International, Inc.*	7,267	264,955
Construction & Engineering — 0.1%
WillScot Holdings Corp.(a)	81,737	1,725,468
WSP Global, Inc. (Canada)	14,073	2,765,658
		4,491,126
Construction Materials — 0.0%
Eagle Materials, Inc.(a)	6,752	1,573,486
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	4,730	441,072
Performance Food Group Co.*	19,867	2,066,963
		2,508,035
Containers & Packaging — 0.0%
AptarGroup, Inc.	7,618	1,018,222
A1

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	15,927	$1,729,194
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	78,677	2,680,484
GCI Liberty, Inc. (Class A Stock)*^	599	—
Telstra Group Ltd. (Australia)	1,120,731	3,573,029
		6,253,513
Electric Utilities — 0.0%
Portland General Electric Co.	26,861	1,181,884
Electrical Equipment — 0.1%
Legrand SA (France)	27,362	4,546,500
Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	6,457	1,153,091
Fabrinet (Thailand)*(a)	2,901	1,057,763
Novanta, Inc.*	13,462	1,348,219
		3,559,073
Energy Equipment & Services — 0.0%
Cactus, Inc. (Class A Stock)	29,087	1,148,064
Flowco Holdings, Inc. (Class A Stock)	36,106	536,174
		1,684,238
Food Products — 0.2%
Freshpet, Inc.*	13,278	731,751
Nestle SA	48,071	4,414,612
Utz Brands, Inc.	104,140	1,265,301
		6,411,664
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	15,941	629,829
Landstar System, Inc.	9,430	1,155,741
Saia, Inc.*	3,102	928,614
		2,714,184
Health Care Equipment & Supplies — 0.2%
Envista Holdings Corp.*	78,590	1,600,878
Hoya Corp. (Japan)	27,000	3,733,300
ICU Medical, Inc.*(a)	10,542	1,264,618
		6,598,796
Health Care Providers & Services — 0.1%
Chemed Corp.	3,558	1,593,059
Concentra Group Holdings Parent, Inc.	55,721	1,166,241
Encompass Health Corp.	15,606	1,982,274
HealthEquity, Inc.*	12,868	1,219,500
NMC Health PLC (United Arab Emirates)*^	411	—
		5,961,074
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	15,769	1,412,745
Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC (United Kingdom)	94,651	3,226,251
Monarch Casino & Resort, Inc.	10,389	1,099,572
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*(a)	14,329	$1,487,350
Shake Shack, Inc. (Class A Stock)*	7,534	705,258
Vail Resorts, Inc.(a)	4,653	695,949
Wyndham Hotels & Resorts, Inc.	16,473	1,316,193
Yum China Holdings, Inc. (China)	52,356	2,247,119
		10,777,692
Household Durables — 0.2%
Sony Group Corp. (Japan)	254,015	7,302,094
Industrial Conglomerates — 0.1%
Siemens AG (Germany)	21,471	5,796,698
Industrial REITs — 0.0%
EastGroup Properties, Inc.	8,288	1,402,827
Insurance — 0.3%
Accelerant Holdings (Cayman Islands) (Class A Stock)*	26,527	394,987
Baldwin Insurance Group, Inc. (The)*(a)	28,230	796,368
Intact Financial Corp. (Canada)	11,517	2,240,755
Kinsale Capital Group, Inc.(a)	2,916	1,240,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,168	4,576,583
Neptune Insurance Holdings, Inc. (Class A Stock)*	9,744	194,880
RLI Corp.	18,591	1,212,505
Sony Financial Group, Inc. (Japan)*	254,015	281,695
		10,937,831
Interactive Media & Services — 0.2%
Tencent Holdings Ltd. (China)	106,000	9,032,218
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	14,259	1,119,189
Brunswick Corp.	16,027	1,013,547
		2,132,736
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)	5,481	3,664,807
Medpace Holdings, Inc.*	1,181	607,223
		4,272,030
Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	204,000	3,459,429
Hillman Solutions Corp.*	115,485	1,060,152
IHI Corp. (Japan)	168,700	3,141,915
Lincoln Electric Holdings, Inc.	4,161	981,289
RBC Bearings, Inc.*	3,762	1,468,271
Toro Co. (The)	7,814	595,427
Volvo AB (Sweden) (Class B Stock)	122,926	3,535,057
		14,241,540
Metals & Mining — 0.0%
Severstal PAO (Russia), GDR*^	17,534	2
Multi-Utilities — 0.1%
Engie SA (France)	205,778	4,423,513

A2

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 0.3%
DT Midstream, Inc.	11,344	$1,282,553
Shell PLC	214,927	7,660,221
SM Energy Co.	49,091	1,225,802
		10,168,576
Personal Care Products — 0.1%
Kao Corp. (Japan)	68,500	2,985,302
Pharmaceuticals — 0.1%
Novartis AG	36,007	4,629,722
Professional Services — 0.2%
First Advantage Corp.*(a)	67,145	1,033,362
Paylocity Holding Corp.*	8,794	1,400,620
RELX PLC (United Kingdom)	84,876	4,068,104
Verra Mobility Corp.*	53,029	1,309,816
		7,811,902
Real Estate Management & Development — 0.1%
Colliers International Group, Inc. (Canada)(a)	6,370	995,058
Cushman & Wakefield PLC*	83,976	1,336,898
Mitsui Fudosan Co. Ltd. (Japan)	317,400	3,455,250
		5,787,206
Semiconductors & Semiconductor Equipment — 0.7%
Allegro MicroSystems, Inc. (Japan)*	27,876	813,979
ASML Holding NV (Netherlands)	3,671	3,579,912
Infineon Technologies AG (Germany)	78,245	3,069,565
MACOM Technology Solutions Holdings, Inc.*	13,277	1,652,854
Power Integrations, Inc.	26,356	1,059,775
SK Hynix, Inc. (South Korea)	17,317	4,292,849
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	125,000	5,429,728
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	25,720	7,183,339
		27,082,001
Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*(a)	98,160	894,238
Clearwater Analytics Holdings, Inc. (Class A Stock)*	63,480	1,143,910
nCino, Inc.*(a)	20,282	549,845
Qualys, Inc.*	6,565	868,746
SPS Commerce, Inc.*	7,430	773,760
		4,230,499
Specialized REITs — 0.0%
CubeSmart	30,894	1,256,150
Specialty Retail — 0.0%
Claire’s Private Placement*^	406	—
Five Below, Inc.*	4,161	643,707
Warby Parker, Inc. (Class A Stock)*	9,392	259,031
		902,738
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	5,083	$1,326,917
Core & Main, Inc. (Class A Stock)*	30,816	1,658,826
ITOCHU Corp. (Japan)	54,100	3,078,203
		6,063,946

Total Common Stocks (cost $271,442,341)		319,301,926
Preferred Stock — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^	434	—
(cost $78,752)
Unaffiliated Exchange-Traded Funds — 26.8%
JPMorgan Active Growth ETF	2,028,512	190,173,000
JPMorgan Active Value ETF	2,698,859	186,113,317
JPMorgan Global Select Equity ETF	8,384,702	568,231,254
JPMorgan Ultra-Short Income ETF	2,761,235	140,077,452

Total Unaffiliated Exchange-Traded Funds (cost $1,014,032,475)		1,084,595,023

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	217
8.000%	02/09/26(d)	315	976
			1,193

Total Corporate Bonds (cost $0)				1,193
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.352%(c)	06/30/26^	443	310,040
2023 First Lien FLSO PIK Term Loan, 3 Month SOFR + 2.000%
11.352%(c)	06/30/26^	294	65,020
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	13	12,882
			387,942
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.318%(c)	10/31/27^	108	91,725

A3

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	92	$918

Total Floating Rate and Other Loans (cost $883,386)			480,585
U.S. Treasury Obligation(k) — 1.6%
U.S. Treasury Notes
4.250%	01/31/26	64,124	64,166,282
(cost $64,123,950)

Total Long-Term Investments (cost $3,371,694,613)			3,691,994,022

	Shares
Short-Term Investments — 9.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	351,506,823	351,506,823
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $14,326,274; includes $14,260,549 of cash collateral for securities on loan)(b)(wa)	14,335,203	14,326,601

Total Short-Term Investments (cost $365,833,097)		365,833,424

TOTAL INVESTMENTS—100.1% (cost $3,737,527,710)		4,057,827,446

Liabilities in excess of other assets(z) — (0.1)%		(2,345,563)

Net Assets — 100.0%		$4,055,481,883

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TSX	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $480,758 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,051,224; cash collateral of $14,260,549 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
953	5 Year U.S. Treasury Notes	Dec. 2025	$104,063,130	$199,615
1,223	10 Year Australian Treasury Bonds	Dec. 2025	91,730,854	(184,859)
334	10 Year U.K. Gilt	Dec. 2025	40,805,019	149,996
2,386	10 Year U.S. Treasury Notes	Dec. 2025	268,425,000	1,348,779
229	Euro STOXX 50 Index	Dec. 2025	14,897,391	388,217
968	Euro-BTP Italian Government Bond	Dec. 2025	136,195,811	376,800
251	FTSE 100 Index	Dec. 2025	31,756,888	195,877
1,030	Mini MSCI EAFE Index	Dec. 2025	143,442,950	544,583
194	S&P 500 E-Mini Communication Services Sector Index	Dec. 2025	30,266,425	394,883
482	S&P 500 E-Mini Financials Sector Index	Dec. 2025	80,675,955	211,106
1,170	S&P 500 E-Mini Index	Dec. 2025	394,216,875	5,275,372
107	S&P 500 E-Mini Technology Sector Index	Dec. 2025	30,677,970	1,155,384
347	S&P 500 E-Mini Utilities Sector Index	Dec. 2025	30,768,490	800,869
				10,856,622
Short Positions:
157	10 Year Japanese Bonds	Dec. 2025	144,159,516	1,102,909
425	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	51,026,563	(1,016,377)
115	ASX SPI 200 Index	Dec. 2025	16,879,884	(13,450)
827	DJ US Real Estate Index	Dec. 2025	30,640,350	309,877
786	Mini MSCI Emerging Markets Index	Dec. 2025	53,436,210	(929,093)
935	Russell 2000 E-Mini Index	Dec. 2025	114,794,625	(665,770)
465	S&P 500 E-Mini Consumer Staples Sector Index	Dec. 2025	37,069,800	696,561
441	S&P 500 E-Mini Materials Sector Index	Dec. 2025	42,256,620	1,282,419
69	S&P/TSX 60 Index	Dec. 2025	17,578,961	(327,796)
				439,280
				$11,295,902
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/25	CITI	AUD	69,472	$45,521,722	$45,984,910	$463,188	$—
Expiring 10/22/25	CITI	AUD	34,354	22,845,233	22,739,421	—	(105,812)
British Pound,
Expiring 10/22/25	MSI	GBP	33,448	45,301,704	44,990,473	—	(311,231)
Canadian Dollar,
Expiring 10/22/25	MSI	CAD	20,407	14,769,130	14,679,894	—	(89,236)
Euro,
Expiring 10/22/25	MSI	EUR	38,391	45,070,080	45,135,471	65,391	—
Japanese Yen,
Expiring 10/22/25	MSI	JPY	1,774,293	11,901,133	12,027,187	126,054	—
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	8,548	5,087,644	4,960,239	—	(127,405)
Expiring 10/22/25	GSI	NZD	25,496	15,193,670	14,794,273	—	(399,397)
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	691,318	69,805,009	69,283,840	—	(521,169)
				$275,495,325	$274,595,708	654,633	(1,554,250)

A5

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 10/22/25	MSI	JPY	6,650,032	$45,128,683	$45,077,777	$50,906	$—
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	611,628	61,009,052	61,297,338	—	(288,286)
Swedish Krona,
Expiring 10/22/25	GSI	SEK	717,125	76,822,830	76,286,224	536,606	—
Swiss Franc,
Expiring 10/22/25	MSI	CHF	69,792	87,876,664	87,913,370	—	(36,706)
				$270,837,229	$270,574,709	587,512	(324,992)
						$1,242,145	$(1,879,242)
Cross currency exchange contract outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	AUD	11,672	JPY	1,127,745	$81,451	$—	CITI
10/22/25	Buy	CAD	7,521	JPY	797,785	2,062	—	CITI
10/22/25	Buy	CAD	41,598	EUR	25,599	—	(173,059)	CITI
10/22/25	Buy	EUR	13,215	CHF	12,305	36,186	—	CITI
10/22/25	Buy	GBP	11,335	CHF	12,151	—	(60,283)	CITI
10/22/25	Buy	NOK	217,661	SEK	204,340	76,686	—	CITI
						$196,385	$(233,342)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	150	$2,100	$—	$2,100	BOA
ABX.HE.AAA	05/25/46	0.110%(M)	70	980	—	980	BOA
				$3,080	$—	$3,080
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
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AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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